SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------
                     Deutsche Emerging Markets Equity Fund




The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:


SHAREHOLDER FEES (paid directly from your investment)


                                               A           T          C    INST      S
                                      ----------  ----------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                             5.75       2.50      None     None    None
-------------------------------------      ----       ----      --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds      None        None     1.00       None    None
-------------------------------------    ------      -----    ----       ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                             $   20       None     $20        None    $20
-------------------------------------   -------      -----    ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          T          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         1.02       1.02       1.02       1.02        1.02
----------------------------------     ----       ----       ----       ----        ----
Distribution/service (12b-1) fees      0.23       0.25       0.99      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses1                        0.91       0.83       0.90       0.70        0.88
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               2.16       2.10       2.91       1.72        1.90
----------------------------------     ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       1.01       0.95       1.01       0.82        0.92
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.15       1.15       1.90       0.90        0.98
----------------------------------     ----       ----       ----      -----       -----

(1) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.


The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period April 10, 2017 through April 30, 2018 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.15%, 1.15%, 1.90%, 0.90% and 0.98% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE


This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         T         C      INST         S
-------  --------  --------  --------  --------  --------
1         $  685    $  364    $  293    $   92    $  100
--        ------    ------    ------    ------    ------
3          1,120       802       806       462       508
--        ------    ------    ------    ------    ------
5          1,580     1,265     1,444       856       941
--        ------    ------    ------    ------    ------
10         2,850     2,547     3,161     1,962     2,147
--        ------    ------    ------    ------    ------

You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C      INST         S
-------  --------  --------  --------  --------  --------
1         $  685    $  364    $  193    $   92    $  100
--        ------    ------    ------    ------    ------
3          1,120       802       806       462       508
--        ------    ------    ------    ------    ------
5          1,580     1,265     1,444       856       941
--        ------    ------    ------    ------    ------
10         2,850     2,547     3,161     1,962     2,147
--        ------    ------    ------    ------    ------

The following information replaces the existing similar disclosure relating to the fund under the "Management Fee" sub-heading of the "WHO MANAGES AND OVERSEES THE FUND" section of the fund's prospectus:



The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period April 10, 2017 through April 30, 2018 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.15%, 1.15%, 1.90%, 0.90% and 0.98% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


April 10, 2017
PROSTKR-806

                                                   Deutsche
                                                   Asset Management [DB Logo]

Effective April 10, 2017, the Advisor has voluntarily agreed to cap its management fee at 0.70% of fund assets. The Advisor, at its discretion, may revise or discontinue this arrangement at anytime.


               Please Retain This Supplement for Future Reference


April 10, 2017
PROSTKR-806
                                       2